Annual Total Returns [BarChart] - LVIP SSGA Conservative Index Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.69%
2012	9.10%
2013	6.80%
2014	4.73%
2015	(0.94%)
2016	5.01%
2017	10.72%
2018	(4.34%)
2019	14.83%
2020	12.18%